Tax Effects of Significant Temporary Differences Resulting in Deferred Tax Assets and Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 7,062,788	$ 4,659,466
Depreciation and amortization	4,358,969	4,052,339
Allowances for doubtful accounts receivables	343,500	1,091,749
Employee benefits	322,573	290,111
Minimum alternate tax credit	314,764	334,636
Loss of equity method investees	270,527	354,926
Gross deferred tax assets	12,673,121	10,783,227
Valuation allowance	(12,673,121)	(10,783,227)	(10,375,601)
Deferred tax assets
Deferred tax liability:
Intangible assets	185,982	244,429
Net Deferred tax liability	$ 185,982	$ 244,429